Payables and Accrued Charges (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Summary of Payables and Accrued Charges	2021 2020 Trade and other payables 5,179 4,415 Customer prepayments 2,083 1,800 Dividends 257 256 Accrued compensation 669 513 Current portion of asset retirement obligations and accrued environmental costs (Note 22) 170 162 Accrued interest 80 99 Current portion of share-based compensation (Note 5) 185 95 Current portion of derivatives 20 39 Income taxes (Note 8) 606 48 Current portion of pension and other post-retirement benefits (Note 21) 16 15 Other accrued charges and others 787 616 10,052 8,058